License Agreements - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
License Agreements Disclosure [Line Items]
Research and Development Expense		$ 15,308	$ 13,447	$ 42,158	$ 37,403	$ 50,134	$ 28,152
NIH [Member]
License Agreements Disclosure [Line Items]
Research and Development Expense						100	100
NIH [Member] | License Agreement Terms [Member]
License Agreements Disclosure [Line Items]
Future milestone obligation	$ 400					400
Percentage of increase decrease in net sales	25.00%
UMass [Member] | License Agreement Terms [Member]
License Agreements Disclosure [Line Items]
Future milestone obligation	$ 800					$ 800
Shares Issued For Services						125,677
Research and Development Expense						$ 100	$ 100
Adjustments to Additional Paid in Capital, Other						$ 100